SCHEDULE OF PROFORMA INFORMATION OF OPERATIONS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Business Combinations [Abstract]
Business Acquisition, Pro Forma Revenue	$ 218,423	$ 175,464	$ 639,667	$ 523,405
Business Acquisition, Pro Forma Net Income (Loss)	$ 12,264	$ 12,710	$ 31,448	$ 47,796